UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012
                                                -----------------

Check here if Amendment [  ]: Amendment Number:
                                                 -----------------

     This Amendment (Check only one):      [ ]   is a restatement
                                           [ ]   adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Chesapeake Partners Management Co., Inc.
Address:  2800 Quarry Lake Drive
          Suite 300
          Baltimore, Maryland 21209

Form 13F File Number:      28-04120
                           --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark D. Lerner
Title:      Vice President
Phone:      410-602-0195

Signature, Place and Date of Signing:

     /s/ Mark D. Lerner             Baltimore, Maryland     February 14, 2013
--------------------------          -------------------     -----------------
        [Signature]                 [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1
                                               --------------
Form 13F Information Table Entry Total:              72
                                               --------------
Form 13F Information Table Value Total:          $1,176,279
                                               --------------
                                               (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.              Form 13F File Number          Name

1                028-14848                     C P Management, L.L.C.




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                                                  CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
                                                        FORM 13F INFORMATION TABLE
                                                     QUARTER ENDED DECEMBER 31, 2012


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                                                          VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN INTL GROUP INC      COM NEW          026874784    3,707    105,000 SH       DEFINED    1           105,000
AMERICAN RLTY CAP TR INC     COM              02917L101   11,149    966,156 SH       DEFINED    1           966,156
APPLE INC                    COM              037833100   35,915     67,487 SH       DEFINED    1            67,487
BANK OF AMERICA CORPORATION  COM              060505104    9,865    849,700 SH       DEFINED    1           849,700
BARNES & NOBLE INC           COM              067774109    4,617    305,985 SH       DEFINED    1           305,985
CAPITAL ONE FINL CORP        COM              14040H105   33,802    583,504 SH       DEFINED    1           583,504
CHENIERE ENERGY INC          COM NEW          16411R208   22,676  1,207,436 SH       DEFINED    1         1,207,436
CHENIERE ENERGY INC          COM NEW          16411R208    9,390    500,000 SH  CALL DEFINED    1           500,000
CITIGROUP INC                COM NEW          172967424   44,936  1,135,886 SH       DEFINED    1         1,135,886
CLEARWIRE CORP NEW           CL A             18538Q105   91,574 31,686,454 SH       DEFINED    1        31,686,454
CONAGRA FOODS INC            COM              205887102      738     25,000 SH       DEFINED    1            25,000
CORRECTIONS CORP AMER NEW    COM NEW          22025Y407    6,583    185,593 SH       DEFINED    1           185,593
COVENTRY HEALTH CARE INC     COM              222862104    2,178     48,579 SH       DEFINED    1            48,579
CYMER INC                    COM              232572107   14,026    155,100 SH       DEFINED    1           155,100
DIGITALGLOBE INC             COM NEW          25389M877    7,876    322,250 SH       DEFINED    1           322,250
DST SYS INC DEL              COM              233326107   30,055    495,951 SH       DEFINED    1           495,951
E TRADE FINANCIAL CORP       COM NEW          269246401    3,400    379,862 SH       DEFINED    1           379,862
FACEBOOK INC                 CL A             30303M102    5,588    209,922 SH       DEFINED    1           209,922
FORD MTR CO DEL              COM PAR $0.01    345370860   22,830  1,762,896 SH       DEFINED    1         1,762,896
FORD MTR CO DEL              *W EXP 01/01/201 345370134    4,715  1,171,900 SH       DEFINED    1         1,171,900
FORD MTR CO DEL              COM PAR $0.01    345370860    6,475    500,000 SH  CALL DEFINED    1           500,000
FREEPORT-MCMORAN COPPER & GO COM              35671D857    2,609     76,300 SH       DEFINED    1            76,300
GARDNER DENVER INC           COM              365558105   16,030    234,010 SH       DEFINED    1           234,010
GEO GROUP INC                COM              36159R103   10,584    375,321 SH       DEFINED    1           375,321
HERTZ GLOBAL HOLDINGS INC    COM              42805T105   46,263  2,843,482 SH       DEFINED    1         2,843,482
HERTZ GLOBAL HOLDINGS INC    COM              42805T105   16,270  1,000,000 SH  CALL DEFINED    1         1,000,000
HILLSHIRE BRANDS CO          COM              432589109    4,979    176,919 SH       DEFINED    1           176,919
JPMORGAN CHASE & CO          COM              46625H100   55,167  1,254,674 SH       DEFINED    1         1,254,674
KINDER MORGAN INC DEL        *W EXP 05/25/201 49456B119    1,274    336,944 SH       DEFINED    1           336,944
KRAFT FOODS GROUP INC        COM              50076Q106    4,344     95,536 SH       DEFINED    1            95,536
LAS VEGAS SANDS CORP         COM              517834107   24,460    529,895 SH       DEFINED    1           529,895
LEAR CORP                    COM NEW          521865204   48,295  1,031,072 SH       DEFINED    1         1,031,072
LEGG MASON INC               COM              524901105    4,444    172,800 SH  CALL DEFINED    1           172,800
MASCO CORP                   COM              574599106    4,165    250,000 SH  CALL DEFINED    1           250,000
METROPCS COMMUNICATIONS INC  COM              591708102    7,861    790,861 SH       DEFINED    1           790,861
MGM RESORTS INTERNATIONAL    COM              552953101   23,211  1,994,035 SH       DEFINED    1         1,994,035
MGM RESORTS INTERNATIONAL    NOTE 4.250% 4/1  55303QAE0      534    500,000 PRN      DEFINED    1                          NONE
MICROSOFT CORP               COM              594918104    1,790     67,006 SH       DEFINED    1            67,006
MONDELEZ INTL INC            CL A             609207105   18,105    711,310 SH       DEFINED    1           711,310
MOSAIC CO NEW                COM              61945C103   26,546    468,765 SH       DEFINED    1           468,765
NEW YORK TIMES CO            CL A             650111107    3,331    390,508 SH       DEFINED    1           390,508
NEXEN INC                    COM              65334H102   65,996  2,449,748 SH       DEFINED    1         2,449,748
NYSE EURONEXT                COM              629491101    3,154    100,000 SH       DEFINED    1           100,000
OCH ZIFF CAP MGMT GROUP      CL A             67551U105    6,309    664,104 SH       DEFINED    1           664,104
ON ASSIGNMENT INC            COM              682159108    8,248    406,693 SH       DEFINED    1           406,693
ORIENT-EXPRESS HOTELS LTD    CL A             G67743107   27,051  2,314,034 SH       DEFINED    1         2,314,034
OSHKOSH CORP                 COM              688239201   17,897    603,622 SH       DEFINED    1           603,622
OWENS CORNING NEW            COM              690742101   26,310    711,264 SH       DEFINED    1           711,264
PENN NATL GAMING INC         COM              707569109   10,542    214,662 SH       DEFINED    1           214,662
PPG INDS INC                 COM              693506107    2,707     20,000 SH       DEFINED    1            20,000
PSS WORLD MED INC            COM              69366A100    8,093    280,232 SH       DEFINED    1           280,232
REXNORD CORP NEW             COM              76169B102    2,167    101,760 SH       DEFINED    1           101,760
ROCK-TENN CO                 CL A             772739207   14,023    200,584 SH       DEFINED    1           200,584
RYMAN HOSPITALITY PPTYS INC  COM              78377T107   25,636    666,560 SH       DEFINED    1           666,560
SAKS INC                     COM              79377W108    1,936    184,182 SH       DEFINED    1           184,182
SANDRIDGE ENERGY INC         COM              80007P307    8,212  1,293,284 SH       DEFINED    1         1,293,284
SANOFI                       RIGHT 12/31/2020 80105N113      379    222,800 SH       DEFINED    1           222,800
SAVIENT PHARMACEUTICALS INC  COM              80517Q100      864    823,242 SH       DEFINED    1           823,242
SHAW GROUP INC               COM              820280105   18,042    387,093 SH       DEFINED    1           387,093
SHAW GROUP INC               COM              820280105    2,326     49,900 SH  CALL DEFINED    1            49,900
SOTHEBYS                     COM              835898107   20,967    623,646 SH       DEFINED    1           623,646
SPRINT NEXTEL CORP           COM SER 1        852061100    1,208    213,122 SH       DEFINED    1           213,122
SPX CORP                     COM              784635104    7,990    113,903 SH       DEFINED    1           113,903
SUNRISE SENIOR LIVING INC    COM              86768K106    1,149     79,900 SH       DEFINED    1            79,900
TENNECO INC                  COM              880349105   21,149    602,363 SH       DEFINED    1           602,363
THERAVANCE INC               COM              88338T104   66,061  2,970,374 SH       DEFINED    1         2,970,374
THERAVANCE INC               NOTE 3.000% 1/1  88338TAA2    5,682  5,000,000 PRN      DEFINED    1                          NONE
TRW AUTOMOTIVE HLDGS CORP    COM              87264S106   22,863    426,468 SH       DEFINED    1           426,468
U S G CORP                   COM NEW          903293405   13,984    498,182 SH       DEFINED    1           498,182
UNITED RENTALS INC           COM              911363109   19,327    424,573 SH       DEFINED    1           424,573
VIACOM INC NEW               CL B             92553P201   33,602    637,117 SH       DEFINED    1           637,117
VULCAN MATLS CO              COM              929160109   20,048    385,165 SH       DEFINED    1           385,165
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